Note 18 - Financial Instruments (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Foreign exchange gain (loss)	$ (4,338)	$ 1,485	$ (780)
Gains (losses) recognised in profit or loss on exchange differences, change in measurement attribute, fair value measurement	6,149	3,610	2,480
Financial instruments [member]
Statement Line Items [Line Items]
Foreign exchange gain (loss)	(4,338)	(1,485)	(1,019)
Government loan [member]
Statement Line Items [Line Items]
Borrowings	$ 7,824	$ 4,299	$ 3,777
Borrowings, interest rate		9.00%
Government loan [member] | Bottom of range [member]
Statement Line Items [Line Items]
Borrowings, interest rate	7.00%
Government loan [member] | Top of range [member]
Statement Line Items [Line Items]
Borrowings, interest rate	17.10%
Government loan [member] | At fair value [member]
Statement Line Items [Line Items]
Borrowings	$ 7,824	$ 4,299